UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bridger Management, LLC

Address:   90 Park Avenue, 40th Floor
           New York, NY 10016


Form 13F File Number: 28-10079


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Truax
Title:  Chief Compliance Officer
Phone:  212-918-0820

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew Truax                  New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $    1,446,465
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
D ALLERGAN INC                 COM             018490102    60939   545900 SH       SOLE                 545900      0    0
D ALNYLAM PHARMACEUTICALS INC  COM             02043Q107    33305  1366648 SH       SOLE                1366648      0    0
D ANDINA ACQUISITION CORP      UNIT 99/99/9999 G0440W118     1505   150000 SH       SOLE                 150000      0    0
D ASSURED GUARANTY LTD         COM             G0585R106    52556  2550000 SH       SOLE                2550000      0    0
D CASELLA WASTE SYS INC        CL A            147448104     7838  1793507 SH       SOLE                1793507      0    0
D CEMEX SAB DE CV              SPON ADR NEW    151290889    37546  3075000 SH       SOLE                3075000      0    0
D CENTENE CORP DEL             COM             15135B101    14533   330000 SH       SOLE                 330000      0    0
D CHARTER COMMUNICATIONS INC   CL A NEW        16117M305    56778   545000 SH       SOLE                 545000      0    0
D COTT CORP QUE                COM             22163N106    54648  5400000 SH       SOLE                5400000      0    0
D DUNKIN BRANDS GROUP INC      COM             265504100    32638   885000 SH       SOLE                 885000      0    0
D ENDOLOGIX INC                COM             29266S106    12113   750000 SH       SOLE                 750000      0    0
D EQUINIX INC                  COM NEW         29444U502    30283   140000 SH       SOLE                 140000      0    0
D FACEBOOK INC                 CL A            30303M102    44637  1745000 SH       SOLE                1745000      0    0
D FOREST LABS INC              COM             345838106    17118   450000 SH       SOLE                 450000      0    0
D GENERAL MTRS CO              COM             37045V100    59813  2150000 SH       SOLE                2150000      0    0
D GILEAD SCIENCES INC          COM             375558103    65335  1335000 SH       SOLE                1335000      0    0
D GOOGLE INC                   CL A            38259P508    64726    81500 SH       SOLE                  81500      0    0
D HCA HOLDINGS INC             COM             40412C101    45709  1125000 SH       SOLE                1125000      0    0
D HERBALIFE LTD                COM USD SHS     G4412G101    31271   835000 SH       SOLE                 835000      0    0
D IRONWOOD PHARMACEUTICALS INC COM CL A        46333X108    21748  1189375 SH       SOLE                1189375      0    0
D LILLY ELI & CO               COM             532457108    42593   750000 SH       SOLE                 750000      0    0
D MELCO CROWN ENTMT LTD        ADR             585464100    42030  1800000 SH       SOLE                1800000      0    0
D MORGAN STANLEY               COM NEW         617446448    53851  2450000 SH       SOLE                2450000      0    0
D PACTERA TECHNOLOGY INTL LTD  SPONSORED ADR   695255109    13210  2057637 SH       SOLE                2057637      0    0
D PRICELINE COM INC            COM NEW         741503403    38537    56000 SH       SOLE                  56000      0    0
D RESPONSE GENETICS INC        COM             76123U105     7920  6000000 SH       SOLE                6000000      0    0
D SHFL ENTMT INC               COM             78423R105    45568  2750000 SH       SOLE                2750000      0    0
D STARBUCKS CORP               COM             855244109    31112   546298 SH       SOLE                 546298      0    0
D TEAM HEALTH HOLDINGS INC     COM             87817A107    69520  1910935 SH       SOLE                1910935      0    0
D TENET HEALTHCARE CORP        COM NEW         88033G407    58999  1240000 SH       SOLE                1240000      0    0
D TEVA PHARMACEUTICAL INDS LTD ADR             881624209    33331   840000 SH       SOLE                 840000      0    0
D TRIPADVISOR INC              COM             896945201    61711  1175000 SH       SOLE                1175000      0    0
D VERASTEM INC                 COM             92337C104     1924   200000 SH       SOLE                 200000      0    0
D VERISIGN INC                 COM             92343E102    50815  1075000 SH       SOLE                1075000      0    0
D VIPSHOP HLDGS LTD            SPONSORED ADR   92763W103    12148   400000 SH       SOLE                 400000      0    0
D WISDOMTREE TRUST             JAPN HEDGE EQT  97717W851    51828  1200000 SH       SOLE                1200000      0    0
D WRIGHT MED GROUP INC         COM             98235T107    46151  1938284 SH       SOLE                1938284      0    0
D ZOETIS INC                   CL A            98978V103    40181  1203038 SH       SOLE                1203038      0    0


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